Loan Servicing Assets - Summary of Mortgage Servicing Rights (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Beginning of year servicing rights:	$ 2,125	$ 2,271	$ 2,040
Amounts capitalized	388	587	982
Amortization	(663)	(733)	(751)
End of year	$ 1,850	$ 2,125	$ 2,271